Cover	Sep. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-35890
Entity Registrant Name	Tempest Therapeutics, Inc.
Entity Central Index Key	0001544227
Entity Tax Identification Number	45-1472564
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Sierra Point Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	415
Local Phone Number	798-8589
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TPST
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Purchase Rights
Title of 12(b) Security	Series A Junior Participating Preferred Purchase Rights
Security Exchange Name	NASDAQ